PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of useful life of property, plant and equipment
	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2023	1,092	600	347	1,043	3,082
Additions	113	52	5	65	235
Disposal -SSS sale	(13)	(119)	-	(53)	(185)
December 31, 2023	1,192	533	352	1,055	3,132

Accumulated Depreciation
January 1, 2023	(832)	(262)	(162)	(183)	(1,439)
Additions	(156)	(62)	(29)	(61)	(308)
Disposal -SSS sale	1	34	-	-	35
December 31, 2023	(987)	(290)	(191)	(244)	(1,712)

Net Book value December 31,2023	205	243	161	811	1,420

	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2022	956	477	345	414	2,192
Additions	136	123	2	629	890
December 31, 2022	1,092	600	347	1,043	3,082

Accumulated Depreciation
January 1, 2022	(714)	(212)	(138)	(156)	(1,220)
Additions	(118)	(50)	(24)	(27)	(219)
December 31, 2022	(832)	(262)	(162)	(183)	(1,439)

Net Book value December 31,2022	260	338	185	860	1,643